UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  028-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

 /s/   David Elliott     Rockville, MD/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $497,442 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665     5732   128548 SH       SOLE                        0        0   128548
ISHARES SILVER TRUST           ISHARES          46428Q109      294     8781 SH       SOLE                        0        0     8781
ISHARES TR                     S&P 500 INDEX    464287200   142332   985681 SH       SOLE                        0        0   985681
ISHARES TR                     BARCLY USAGG B   464287226      776     6897 SH       SOLE                        0        0     6897
ISHARES TR                     MSCI EMERG MKT   464287234     7628   184591 SH       SOLE                        0        0   184591
ISHARES TR                     IBOXX INV CPBD   464287242     2908    23878 SH       SOLE                        0        0    23878
ISHARES TR                     S&P MIDCAP 400   464287507      347     3514 SH       SOLE                        0        0     3514
ISHARES TR                     RUSL 2000 VALU   464287630      482     6518 SH       SOLE                        0        0     6518
ISHARES TR                     RUSSELL 2000     464287655     7523    90157 SH       SOLE                        0        0    90157
ISHARES TR                     MSCI GRW IDX     464288885    36314   685172 SH       SOLE                        0        0   685172
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1368    25479 SH       SOLE                        0        0    25479
SPDR GOLD TRUST                GOLD SHS         78463V107   237125  1379518 SH       SOLE                        0        0  1379518
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     1013    25200 SH       SOLE                        0        0    25200
VANGUARD INDEX FDS             REIT ETF         922908553    11957   184043 SH       SOLE                        0        0   184043
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     5882    79868 SH       SOLE                        0        0    79868
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1000    23266 SH       SOLE                        0        0    23266
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    30390   728426 SH       SOLE                        0        0   728426
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     4371   132949 SH       SOLE                        0        0   132949